UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended:  June 30, 1999

Institutional Investment Manager Filing this Report:

Name:  Polynous Capital Management, Inc.

Address:  345 California Street
    	  Suite 1220
          San Francisco, CA 94104

13F File Number: 801-49411

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	  Kevin Wenck
Title:	  President
Phone:    415-217-3736
Signature, Place, and Dateof Signing:

   Kevin L. Wenck	  San Francisco, California	  May 12, 1999

Report Type:

   13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13 F SUMMARY PAGE


Report Summary:

Number of Other  Included Managers:	0

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$148,385

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASI Solutions Inc              com              00206F108     1715   207900 SH       SOLE                   207900
Ambassadors International Inc. com              023178106      625    42000 SH       SOLE                    42000
Applebees Intl Inc             com              037899101     2142    71100 SH       SOLE                    71100
Central Garden & Pet           com              153527106     3027   295300 SH       SOLE                   295300
Champion Enterprises Inc       com              C15849610     3176   170500 SH       SOLE                   170500
Coach USA Inc                  com              18975L106     1392    33200 SH       SOLE                    33200
Coast Dental Services Inc      com              19034H102     3028   646000 SH       SOLE                   646000
Compass Intl Svcs              com              20450K108     1760   251400 SH       SOLE                   251400
Complete Business Solutions    com              20452f107     3211   179000 SH       SOLE                   179000
Concentra Managed Care Inc     com              20589T103     3493   235800 SH       SOLE                   235800
Consolidated Graphics Inc      com              209341106     4080    81600 SH       SOLE                    81600
Crossmann Communities          com              22764E109     4380   150700 SH       SOLE                   150700
Cytyc Corp                     com              232946103     2108   108100 SH       SOLE                   108100
Extended Stay America Inc      com              30224P101      242    20200 SH       SOLE                    20200
Finish Line Inc Cl A           com              317923100     4174   371000 SH       SOLE                   371000
Gerald Stevens Inc             com              37369G101     3000   250000 SH       SOLE                   250000
Guitar Center Inc              com              402040109     3336   319600 SH       SOLE                   319600
Healthcare Recoveries Inc      com              42220K101     3672   773100 SH       SOLE                   773100
Helen of Troy Corp Ltd         com              G4388N106     2025   112900 SH       SOLE                   112900
Inacom Corp                    com              45323G109     2500   198000 SH       SOLE                   198000
Intl Total Services Inc        com              460499106     2936   921000 SH       SOLE                   921000
Jo-Ann Stores Inc -CL A        com              47758P109     3393   226200 SH       SOLE                   226200
Kendle Intl                    com              48880L107      398    24900 SH       SOLE                    24900
Keystone Automotive            com              49338N109     2233   128500 SH       SOLE                   128500
Lifetime Hoan Corp             com              531926103     4991   547000 SH       SOLE                   547000
Mail-Well Inc                  com              560321200      767    47400 SH       SOLE                    47400
Meade Instruments Corp         com              583062104     4266   247300 SH       SOLE                   247300
Melita International Corp      com              585493109     3680   272600 SH       SOLE                   272600
Metals USA Inc                 com              591324108     2880   225900 SH       SOLE                   225900
Motor Cargo Industries         com              619907108     3426   403100 SH       SOLE                   403100
NCI Building Systems           com              628852105     3540   165600 SH       SOLE                   165600
Nautica Enterprises            com              639089101     2096   124200 SH       SOLE                   124200
Ocular Sciences, Inc.          com              675744015     4264   245400 SH       SOLE                   245400
OmniQuip International Inc     com              681969101     1440   182800 SH       SOLE                   182800
Parexel International          com              699462107     1976   148400 SH       SOLE                   148400
Paul Harris Stores             com              703555201     3023   443800 SH       SOLE                   443800
Pillowtex Corporation          com              721501104     1595    97800 SH       SOLE                    97800
Prime Medical Services         com              74156D108     2112   286400 SH       SOLE                   286400
Princeton Video Image Inc      com              742476104     1278   282100 SH       SOLE                   282100
ProMedCo Management Company    com              74342L105     3642   947500 SH       SOLE                   947500
RCM Technologies Inc           com              749360400     4105   309800 SH       SOLE                   309800
Rehabcare Group Inc.           com              759148109     3315   179800 SH       SOLE                   179800
RemedyTemp Inc                 com              759549108     3318   245800 SH       SOLE                   245800
Richardson Electronics         com              763165107     1969   289000 SH       SOLE                   289000
SCP Pool Corp                  com              784028102     2965   114600 SH       SOLE                   114600
Sonic Corp                     com              835451105     1403    43000 SH       SOLE                    43000
Stein Mart Inc.                com              858375108     3637   387900 SH       SOLE                   387900
Systemax Inc                   com              871851101     3656   295400 SH       SOLE                   295400
Track N Trail Inc              com              891924102     1132   647000 SH       SOLE                   647000
Varco International            com              922126107     1720   159100 SH       SOLE                   159100
Visio Corp                     com              927914101     3570    93800 SH       SOLE                    93800
Whitehall Jewellers Inc.       com              965063100     6146   230302 SH       SOLE                   230302
Whole Foods Market, Inc.       com              966837106     2605    54200 SH       SOLE                    54200
Women First Healthcare         com              978150100     1822   137500 SH       SOLE                   137500